Total
UPHOLDINGS Compound Kings ETF
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[1]
Annual Fund Operating Expenses	UPHOLDINGS Compound Kings ETF UPHOLDINGS Compound Kings ETF
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.37%
Total Annual Fund Operating Expenses	0.97%
Fees Waived and/or Expenses Reimbursed	(0.37%)	[1]
Total Annual Fund Operating Expenses After Waiving Fees and/or Reimbursing Expenses	0.60%
[1]	The Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund to the extent necessary to offset AFFE so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.60% of the Fund’s average daily net assets. This agreement is in effect until January 31, 2024, and it may be terminated before that date only by a majority vote of the “non-interested” trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example reflects the Fund’s contractual expense limitation agreement only for the term of the contractual expense limitation agreement. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
UPHOLDINGS Compound Kings ETF | UPHOLDINGS Compound Kings ETF | USD ($)	61	272	500	1,156

[1]	The expense information in the table has been restated to reflect current estimates of the Acquired Fund Fees and Expenses (“AFFE”). AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Previously, the Fund incurred 0.37% of AFFE for the fiscal year ended September 31, 2021, and 0.04% for the period of October 1, 2021 through February 28, 2022.